BANK LOANS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Debt Instrument [Line Items]
Short-term bank loans	$ 6,765,931		$ 7,203,762
Debt instrument maturity date, description	mature on various dates from July 14, 2023 to September 22, 2023
Weighted average interest rate, percentage	4.76%	4.86%
Interest expenses	$ 200,000	$ 200,000
Minimum [Member]
Debt Instrument [Line Items]
Borrowings, interest rate	4.65%
Maximum [Member]
Debt Instrument [Line Items]
Borrowings, interest rate	5.00%